BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 2.61%, 08/15/30
(b)
.......... USD 5,800 $ 5,722,657
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40 ........... 102 92,999
Total Asset-Backed Securities — 1.1%
(Cost: $5,902,168) .............................. 5,815,656
Corporate Bonds
Oil, Gas & Consumable Fuels — 0.0%
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(a)
257 201,113
Total Corporate Bonds — 0.0%
(Cost: $257,000) ................................ 201,113
Foreign Agency Obligations
(a)
Mexico — 0.1%
Petroleos Mexicanos
Series 13-2, 7.19%, 09/12/24 ........ MXN 12 54,506
8.75%, 06/02/29
(a)
................ USD 111 99,296
6.70%, 02/16/32 ................. 423 320,423
474,225
Total Foreign Agency Obligations — 0.1%
(Cost: $589,760) ................................ 474,225
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
4.50%, 03/15/29 ................. 222 191,794
7.00%, 03/26/31 ................. COP 160,000 29,015
7.25%, 10/18/34 ................. 141,000 24,280
245,089
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(c)(d)
... RUB 13,152 20,326
Total Foreign Government Obligations — 0.0%
(Cost: $440,115) ................................ 265,415
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.5%
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 2.17%, 09/15/34
(a)(b)
... USD 427 416,264
BFLD Trust
(a)(b)
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 2.41%, 10/15/34 ... 45 44,038
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 2.47%, 10/15/35 ... 1,984 1,926,341
BMO Mortgage Trust, Series 2022-C1, Class
A5, 3.37%, 02/15/55
(b)
............. 71 65,010
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 2.37%, 09/15/38
(a)(b)
1,526 1,458,673
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 2.77%, 10/15/36
(b)
.. 2,720 2,631,058
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 2,992,786
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 2.24%, 12/15/38
(b)
.. 2,560 2,482,859
BX Trust
(a)
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 2.12%, 05/15/30
(b)
.. 282 272,786
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 3,955 3,533,641
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 2.52%, 01/15/34
(b)
.. USD 450 $ 425,368
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 2.60%, 06/15/36
(b)
.. 780 751,613
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 723,521
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.31%, 12/10/49
(b)
735 685,349
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
................... 100 83,373
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 283,556
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 4,050 3,902,001
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 2.42%, 06/15/34
(a)(b)
. 923 898,754
Credit Suisse Mortgage Capital Certificates
(a)
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 2.30%, 05/15/36
(b)
.. 311 305,909
Series 2020-NET, Class A, 2.26%, 08/15/37 951 877,408
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 600 541,090
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 658 644,487
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(b)
................... 290 286,445
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 2,205 2,052,624
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 2.48%,
11/15/38
(a)(b)
.................... 1,170 1,135,341
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 2.12%, 02/15/38
(a)(b)
......... 630 609,860
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 2.36%,
12/15/36
(a)(b)
.................... 1,907 1,854,232
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/37 ... 3,800 3,763,250
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 2.21%, 11/15/36 ... 2,185 2,098,782
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/36 ... 1,770 1,700,143
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... 200 197,668
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 2.47%,
05/15/38
(a)(b)
.................... 100 97,236
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 526 450,261
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 2.69%, 10/15/33 ... 1,400 1,356,051
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 4.10%, 10/15/33 ... 400 377,853
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 2.37%, 12/15/36 ... 986 958,479
Series 2022-ACB, Class A, (SOFR30A +
1.40%), 2.18%, 03/15/39 ......... 1,080 1,061,018
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class B, (LIBOR USD 1 Month +
0.80%), 2.12%, 12/15/37
(a)(b)
......... 105 100,384

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 2.27%,
11/15/38
(a)(b)
.................... USD 1,940 $ 1,854,744
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (TSFR1M +
1.07%), 2.35%, 12/15/34
(a)(b)
......... 250 249,882
Morgan Stanley Capital I Trust
(b)
Series 2018-H3, Class B, 4.62%, 07/15/51 533 517,499
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 07/15/35
(a)
.. 1,480 1,433,510
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 2.22%,
10/15/37
(a)(b)
.................... 709 692,965
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 2.68%,
03/15/39
(a)(b)
.................... 3,030 2,975,611
Park Avenue Mortgage Trust, Series 2017-
280P, Class A, (LIBOR USD 1 Month +
0.88%), 2.07%, 09/15/34
(a)(b)
......... 2,760 2,706,922
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 2.52%, 05/15/31
(a)(b)
... 2,180 2,081,757
56,558,402
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 1.08%,
05/15/53 .................... 997 55,893
Series 2021-MF3, Class XA, 0.85%,
10/15/54 .................... 1,463 67,159
BANK
Series 2020-BN29, Class XA, 1.45%,
11/15/53 .................... 2,754 224,078
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 9,649 626,503
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.74%,
10/15/53 .................... 11,021 946,347
Series 2020-B21, Class XA, 1.57%,
12/17/53
(a)
................... 2,723 232,693
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.73%,
11/15/51 .................... 3,047 86,974
Series 2019-C16, Class XA, 1.72%,
06/15/52 .................... 10,159 834,559
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 7,613 590,276
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.68%,
04/15/54 ...................... 2,478 227,566
3,892,048
Total Non-Agency Mortgage-Backed Securities — 11.2%
(Cost: $64,357,517) .............................. 60,450,450
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28 . 4,100 4,283,010
Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association
Series 2011-8, Class ZA, 4.00%, 02/25/41
(e)
845 852,059
Series 2014-27, Class VC, 4.00%, 05/25/31 771 772,190
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46
(e)
................ 500 468,766
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(b)
............. USD 677 $ 732,231
2,825,246
Interest Only Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,544 313,201
Series 2020-32, Class PI, 4.00%, 05/25/50 1,596 323,634
Government National Mortgage Association
Series 2020-115, Class IM,
3.50%, 08/20/50
(e)
.............. 1,800 306,265
Series 2020-146, Class DI,
2.50%, 10/20/50
(e)
.............. 2,587 341,184
Series 2020-162, Class TI, 2.50%, 10/20/50 4,463 580,975
Series 2020-175, Class DI,
2.50%, 11/20/50
(e)
.............. 877 116,918
Series 2020-185, Class MI, 2.50%, 12/20/50 3,114 437,124
2,419,301
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K094, Class X1, 1.02%, 06/25/29 . 2,795 142,199
Series K105, Class X1, 1.64%, 01/25/30 . 9,008 825,511
Series K109, Class X1, 1.70%, 04/25/30 . 1,895 184,069
Series K110, Class X1, 1.81%, 04/25/30 . 794 81,224
Series K113, Class X1, 1.49%, 06/25/30 . 3,199 277,907
Series K115, Class X1, 1.43%, 06/25/30 . 3,904 330,404
Series K116, Class X1, 1.53%, 07/25/30 . 1,407 125,692
Series K119, Class X1, 1.03%, 09/25/30 . 2,359 143,520
Series K120, Class X1, 1.13%, 10/25/30 . 11,381 756,426
Series K122, Class X1, 0.97%, 11/25/30 . 3,428 199,564
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 3,258 500,145
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 786 6
Series 2005-50, 0.35%, 06/16/45 ...... 1,453 7,602
Series 2006-30, 2.73%, 05/16/46 ...... 286 20
Series 2016-22, 0.72%, 11/16/55 ...... 13,307 363,248
Series 2016-151, 0.89%, 06/16/58 ..... 4,514 195,221
Series 2017-30, 0.58%, 08/16/58 ...... 2,391 73,380
Series 2017-61, 0.77%, 05/16/59 ...... 2,007 87,199
4,293,337
Mortgage-Backed Securities — 79.7%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 1,025 1,006,064
3.00%, 09/01/27 - 12/01/46 .......... 1,767 1,720,869
3.50%, 04/01/42 - 01/01/48 .......... 1,400 1,380,743
4.00%, 08/01/40 - 12/01/45 .......... 1,270 1,282,274
4.50%, 02/01/39 - 08/01/48 .......... 1,554 1,591,255
5.00%, 04/01/36 - 11/01/48 .......... 653 685,985
5.50%, 06/01/41 ................. 576 619,511
Federal National Mortgage Association
3.50%, 11/01/46 ................. 952 927,265
4.00%, 01/01/41 ................. 28 28,141
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 9,864 8,806,225
2.00%, 07/15/52
(f)
................ 1,811 1,608,236
2.50%, 04/20/51 - 01/20/52 .......... 8,367 7,678,670
2.50%, 07/15/52
(f)
................ 5,317 4,865,055
3.00%, 02/15/45 - 12/20/51 .......... 15,121 14,290,581
3.00%, 11/20/51
(g)
................ 12,269 11,817,130

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/41 - 02/20/52 .......... USD 33,889 $ 33,231,548
3.50%, 07/15/52
(f)
................ 1,480 1,437,912
4.00%, 04/20/39 - 01/20/52 .......... 34,128 34,256,052
4.00%, 07/15/52
(f)
................ 221 220,029
4.50%, 12/20/39 - 08/20/50 .......... 2,701 2,791,964
5.00%, 12/15/38 - 06/20/52 .......... 5,276 5,518,417
7.00%, 06/15/23 - 11/15/23 .......... —
(h)
9
Uniform Mortgage-Backed Securities
1.50%, 07/25/37 - 07/25/52
(f)
......... 7,019 6,121,438
1.50%, 11/01/41 - 12/01/41 .......... 8,215 7,038,568
2.00%, 10/01/31 - 03/01/52 .......... 91,097 79,553,809
2.00%, 07/25/37 - 07/25/52
(f)
......... 45,037 39,583,286
2.50%, 04/01/30 - 03/01/52 .......... 54,262 49,669,181
2.50%, 07/25/52
(f)
................ 9,483 8,526,461
3.00%, 04/01/28 - 05/01/52 .......... 27,462 26,148,188
3.00%, 07/25/37 - 07/25/52
(f)
......... 8,845 8,236,536
3.50%, 11/01/28 - 03/01/52 .......... 19,187 18,805,283
3.50%, 07/25/37 - 08/25/52
(f)
......... 4,675 4,494,917
4.00%, 09/01/33 - 10/01/51 .......... 13,550 13,607,661
4.00%, 07/25/52 - 08/25/52
(f)
......... 6,665 6,570,984
4.50%, 02/01/25 - 07/01/52 .......... 18,440 18,805,042
4.50%, 07/25/52 - 08/25/52
(f)
......... 2,446 2,452,420
5.00%, 11/01/32 - 05/01/49 .......... 924 960,283
5.00%, 07/25/52
(f)
................ 1,406 1,434,999
5.50%, 02/01/35 - 04/01/41 .......... 1,797 1,919,696
6.00%, 05/01/33 - 06/01/41 .......... 1,708 1,860,453
6.50%, 05/01/40 ................. 355 385,090
431,938,230
Total U.S. Government Sponsored Agency Securities — 82.3%
(Cost: $464,571,028) ............................. 445,759,124
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 3,503 3,980,113
4.50%, 08/15/39 ................. 1,760 2,069,238
4.38%, 11/15/39 ................. 1,760 2,033,213
4.63%, 02/15/40 ................. 1,743 2,074,170
3.88%, 08/15/40 ................. 1,743 1,879,240
3.13%, 02/15/43 ................. 6,770 6,432,293
2.88%, 05/15/43 - 11/15/46 .......... 13,280 12,108,683
3.63%, 08/15/43 ................. 6,770 6,948,241
3.75%, 11/15/43 ................. 6,770 7,081,790
2.50%, 02/15/45 ................. 6,264 5,312,655
2.75%, 11/15/47 ................. 6,264 5,611,663
3.00%, 02/15/48
(g)( i )
............... 12,774 12,035,503
2.25%, 08/15/49 ................. 9,205 7,552,775
U.S. Treasury Inflation Linked Notes ,
0.13%, 04/15/27
(b)
................ 11,718 11,537,277
U.S. Treasury Notes
1.75%, 07/15/22 - 07/31/24 .......... 33,980 33,351,228
2.13%, 12/31/22 - 05/15/25 .......... 40,360 39,753,958
0.50%, 03/15/23 - 05/31/27 .......... 35,575 33,072,182
0.25%, 04/15/23 ................. 8,835 8,657,264
2.75%, 05/31/23 ................. 13,020 13,002,708
2.25%, 11/15/24 ................. 14,918 14,665,093
2.00%, 02/15/25 ................. 16,270 15,852,446
0.38%, 04/30/25 ................. 14,918 13,845,186
1.50%, 08/15/26 - 02/15/30 .......... 21,030 19,662,112
0.63%, 03/31/27 ................. 5,911 5,276,722
2.25%, 08/15/27
( i )
................ 13,020 12,505,812
2.88%, 08/15/28 ................. 3,910 3,862,347
3.13%, 11/15/28 ................. 3,910 3,918,095
2.38%, 03/31/29 ................. 2,282 2,184,391
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 ................. USD 6,070 $ 5,526,545
Total U.S. Treasury Obligations — 57.5%
(Cost: $336,554,862) ............................. 311,792,943
Total Long-Term Investments — 152.2%
(Cost: $872,672,450) ............................. 824,758,926
Shares
Shares
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(j)(k)
.................. 5,063,223 5,063,223
Total Short-Term Securities — 0.9%
(Cost: $5,063,223) .............................. 5,063,223
Total Options Purchased — 0.0%
(Cost: $122,258) ................................ 97,025
Total Investments Before Options Written and TBA Sale
Commitments — 153.1%
(Cost: $877,857,931 ) ............................. 829,919,174
Total Options Written — (0.6)%
(Premium Received — $(2,759,311)) .................. (3,398,223)
Par (000)
Pa r (000)
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (29.3)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. (334) (305,976)
3.00% ,  07/15/52 ................. (9,146) (8,621,213)
3.50% ,  07/15/52 - 08/15/52 .......... (5,057) (4,907,987)
4.00% ,  07/15/52 ................. (1,654) (1,646,731)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 .......... (840) (748,157)
2.50% ,  07/25/37 - 08/25/52 .......... (27,734) (25,051,466)
3.00% ,  07/25/37 - 08/25/52 .......... (9,940) (9,329,590)
3.50% ,  07/25/37 - 08/25/52 .......... (8,613) (8,316,528)
2.00% ,  07/25/52 - 08/25/52 .......... (75,511) (65,483,168)
4.00% ,  07/25/52 - 08/25/52 .......... (13,787) (13,580,062)
4.50% ,  07/25/52 - 08/25/52 .......... (19,302) (19,371,482)
5.00% ,  07/25/52 ................. (1,545) (1,576,866)
Total TBA Sale Commitments — (29.3)%
(Proceeds: $(157,839,724)) ........................ (158,939,226)
Total Investments Net of Options Written and TBA Sale
Commitments — 123.2%
(Cost: $717,258,896 ) ............................. 667,581,725
Liabilities in Excess of Other Assets — (23.2)% ........... (125,785,338)
Net Assets — 100.0% .............................. $ 541,796,387

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)
Rounds to less than 1,000.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 47,493,852 $ — $ (42,430,629) $ — $ — $ 5,063,223 5,063,223 $ 5,524 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Nomura Securities
International, Inc. ..... 1.55% 06/30/22 07/01/22   $ 13,836,445 $ 13,837,041 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   12,906,075 12,906,631 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   11,296,429 11,296,915 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   17,794,400 17,795,166 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   14,694,230 14,694,863 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   13,997,800 13,998,403 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   2,985,000 2,985,129 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   15,964,937 15,965,624 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   13,036,275 13,036,836 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   24,673,531 24,674,593 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   13,929,683 13,930,283 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 1.55 06/30/22 07/01/22   12,987,450 12,988,009 U.S. Treasury Obligations Overnight
$ 168,102,255 $ 168,109,493

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 36 09/08/22 $ 5,613 $ 185,718
U.S. Treasury 10 Year Ultra Note ............................................... 79 09/21/22 10,033 (157,715)
28,003
Short Contracts
Euro-BTP ............................................................... 94 09/08/22 12,128 (473,875)
Japan 10 Year Bond ........................................................ 2 09/12/22 2,191 6,076
U.S. Treasury 10 Year Note ................................................... 279 09/21/22 33,014 (288,246)
U.S. Treasury Long Bond .................................................... 87 09/21/22 12,014 165,247
U.S. Treasury Ultra Bond .................................................... 16 09/21/22 2,451 (81,707)
U.S. Treasury 2 Year Note .................................................... 210 09/30/22 44,062 119,753
U.S. Treasury 5 Year Note .................................................... 136 09/30/22 15,247 (21,783)
3 Month SOFR Index ....................................................... 228 09/19/23 55,150 (37,536)
(612,071)
$ (584,068)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 100,000 USD 68,739 Deutsche Bank AG 07/20/22 $ 292
CHF 47,886 USD 50,000 Standard Chartered Bank 07/20/22 208
CZK 954,322 USD 40,000 HSBC Bank plc 07/20/22 334
USD 80,000 ZAR 1,288,282 BNP Paribas SA 07/20/22 936
MXN 823,000 USD 39,383 Morgan Stanley & Co. International plc 08/24/22 1,155
USD 63,746 COP 243,388,000 JPMorgan Chase Bank NA 08/24/22 5,640
USD 57,021 MXN 1,156,538 BNP Paribas SA 08/24/22 54
USD 77,804 MXN 1,573,000 JPMorgan Chase Bank NA 08/24/22 324
EUR 2,602,000 GBP 2,222,498 Deutsche Bank AG 09/21/22 32,805
USD 271,335 CAD 347,000 JPMorgan Chase Bank NA 09/21/22 1,719
USD 2,769,647 EUR 2,602,000 JPMorgan Chase Bank NA 09/21/22 27,211
70,678
BRL 205,296 USD 40,000 JPMorgan Chase Bank NA 07/20/22 (956)
JPY 9,428,601 USD 70,000 Bank of New York Mellon 07/20/22 (447)
TRY 672,583 USD 40,000 Citibank NA 07/20/22 (26)
USD 40,000 BRL 210,388 Goldman Sachs International 07/20/22 (12)
USD 104,468 EUR 100,000 HSBC Bank plc 07/20/22 (431)
USD 41,944 EUR 40,000 Morgan Stanley & Co. International plc 07/20/22 (15)
USD 70,000 JPY 9,520,189 Standard Chartered Bank 07/20/22 (229)
USD 50,000 MXN 1,009,927 Natwest Markets plc 07/20/22 (82)
USD 40,000 TRY 729,400 JPMorgan Chase Bank NA 07/20/22 (3,351)
MXN 1,573,000 USD 79,259 Citibank NA 08/24/22 (1,779)
IDR 685,829,171 USD 46,334 JPMorgan Chase Bank NA 09/21/22 (604)
(7,932)
$ 62,746
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... JPMorgan Chase Bank NA 08/05/22 JPY 127.00 USD 5,508 $ 13,978

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Citibank NA 08/22/22 JPY 130.00 USD 5,092 $ 36,047
USD Currency ........................... JPMorgan Chase Bank NA 09/08/22 JPY 126.50 USD 4,615 24,303
USD Currency ........................... Morgan Stanley & Co. International plc 09/12/22 JPY 126.50 USD 4,038 22,697
$ —
$ 97,025
$ —
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.46% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/15/22 2.46 % USD 23,100 $ (18,564)
2-Year Interest Rate Swap
(a)
. 1.51% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/16/22 1.51 USD 19,100 (697)
2-Year Interest Rate Swap
(a)
. 2.42% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/22/22 2.42 USD 24,100 (21,205)
2-Year Interest Rate Swap
(a)
. 1.22% Semi-Annual 1 day SOFR Annual Bank of America NA 09/02/22 1.22 USD 19,000 (847)
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 14,900 (21,680)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 3,900 (37,346)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 2,300 (54,547)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (204,092)
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 USD 307 (16,780)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 253 (13,290)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 261 (14,136)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 414 (27,330)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 888 (49,633)
(480,147)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 07/19/22 3.02 USD 5,900 (20,171)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 08/05/22 3.35 USD 20,800 (39,962)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.22% Semi-Annual Deutsche Bank AG 08/09/22 3.22 USD 20,800 (61,096)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.21% Semi-Annual Barclays Bank plc 08/16/22 2.21 USD 19,100 (326,200)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.95% Semi-Annual Bank of America NA 09/02/22 1.95 USD 19,000 (420,845)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 14,900 (1,468,659)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 3,900 (278,008)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 2,300 (99,071)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 4,000 (99,407)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 307 (15,598)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 253 (13,327)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 261 (13,424)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 414 (17,806)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 888 (44,502)
(2,918,076)
$ (3,398,223)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 959 $ 3,383 $ — $ 3,383

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.13% Annual 1 day SOFR Annual N/A 06/14/24 USD 9,200 $ (30,399) $ — $ (30,399)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 439,426 61,982 377,444
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 373 (16,614) — (16,614)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 279 (12,426) — (12,426)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 951 (41,119) — (41,119)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 477 (20,200) — (20,200)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 279 (11,652) — (11,652)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 951 (39,387) — (39,387)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 951 (38,678) — (38,678)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 475 (18,383) — (18,383)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 185 (6,325) — (6,325)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 185 (6,298) — (6,298)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 373 (12,697) — (12,697)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 190 (5,808) — (5,808)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 747 (14,621) — (14,621)
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 3,469 (14,383) — (14,383)
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 1,302 (5,531) — (5,531)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 2,324 (10,152) — (10,152)
3 month LIBOR Quarterly 1.75% Semi-Annual N/A 03/04/32 USD 3,000 (317,799) — (317,799)
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 2,090 (4,031) — (4,031)
2.16% Annual 1 day SOFR Annual N/A 04/01/32 USD 3,500 175,762 — 175,762
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 155,282 17,979 — 17,979
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 154,600 18,450 — 18,450
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 152,842 17,352 — 17,352
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 135,539 15,408 — 15,408
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 155,882 18,235 — 18,235
28 day MXIBTIIE Monthly 8.96% Monthly N/A 04/21/32 MXN 1,497 311 — 311
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 93,067 4,979 — 4,979
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 93,067 5,148 — 5,148
2.65% Annual 1 day SOFR Annual N/A 06/02/32 USD 5,100 55,567 — 55,567
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 178,302 7,878 — 7,878
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 201,064 8,300 — 8,300
2.99% Annual 1 day SOFR Annual N/A 06/22/32 USD 1,600 (28,492) — (28,492)
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 61,568 20,362 — 20,362
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 60,953 19,440 — 19,440
1.95% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 5,390 23,638 — 23,638
2.09% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 5,390 (14,811) — (14,811)
1.97% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 5,390 20,457 — 20,457
1.94% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 5,370 26,631 — 26,631
1.96% Annual 1 day SOFR Annual 05/23/42
(a)
05/23/52 USD 5,370 21,124 — 21,124
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 32,994 13,874 — 13,874
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 32,994 13,420 — 13,420
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 32,994 12,708 — 12,708
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 32,994 10,311 — 10,311
1 day SOFR Annual 2.08% Annual 05/30/42
(a)
05/30/52 USD 5,105 10,405 — 10,405
1.31% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 934 (4,444) — (4,444)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.49% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 412 $ (6,717) $ (42) $ (6,675)
1.46% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 438 (6,308) 44 (6,352)
1.48% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 417 (6,534) (50) (6,484)
1.45% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 422 (5,809) (153) (5,656)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/10/42
(a)
06/10/52 EUR 412 (5,410) (31) (5,379)
$ 275,520 $ 61,750 $ 213,770
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 43 $ 3,544 $ 1,832 $ 1,712
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 43 3,544 1,817 1,727
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 43 3,544 1,828 1,716
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 43 3,544 1,792 1,752
$ – $ – $ –
$ 14,176 $ 7,269 $ 6,907
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 356,555 $ 30,134 $ — $ 30,134
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 356,555 (29,500) — (29,500)
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA 01/02/25 BRL 598 (1,808) — (1,808)
$ (1,174) $ — $ (1,174)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Glossary of Te rms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,815,656 $ — $ 5,815,656
Corporate Bonds ........................................ — 201,113 — 201,113
Foreign Agency Obligations ................................. — 474,225 — 474,225
Foreign Government Obligations .............................. — 265,415 — 265,415
Non-Agency Mortgage-Backed Securities ........................ — 60,450,450 — 60,450,450
U.S. Government Sponsored Agency Securities .................... — 443,673,932 2,085,192 445,759,124
U.S. Treasury Obligations ................................... — 311,792,943 — 311,792,943
Short-Term Securities
Money Market Funds ...................................... 5,063,223 — — 5,063,223
Options Purchased
Foreign currency exchange contracts ........................... — 97,025 — 97,025
Liabilities
Investments
TBA Sale Commitments .................................... — (158,939,226) — (158,939,226)
$ 5,063,223 $ 663,831,533 $ 2,085,192 $ 670,979,948
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 6,907 $ — $ 6,907
Foreign currency exchange contracts ............................ — 70,678 — 70,678
Interest rate contracts ....................................... 476,794 948,700 — 1,425,494
Liabilities
Foreign currency exchange contracts ............................ — (7,932) — (7,932)
Interest rate contracts ....................................... (1,060,862) (4,134,327) — (5,195,189)
$ (584,068) $ (3,115,974) $ — $ (3,700,042)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.